GOLDMAN SACHS TRUST

Goldman Sachs Single Sector Fixed Income Funds

Class A, Class B, Class C, Institutional, Service, Class IR, Class R and
Separate Account Institutional Shares, as applicable, of the

Goldman Sachs U.S. Mortgages Fund
Goldman Sachs Investment Grade Credit Fund
Goldman Sachs High Yield Fund
Goldman Sachs Emerging Markets Debt Fund
Goldman Sachs Local Emerging Market Debt Fund

Supplement dated January 13, 2010 to the
Prospectus dated July 29, 2009 (the “Prospectus”)

Effective January 13, 2010, the following replaces the “Fixed Income Portfolio Management Team” section in its entirety in the “Service Providers—Fund Managers” section of each of the Prospectuses for the Class A, Class B, Class C and Institutional Shares:

Fixed Income Portfolio Management Team

•	The investment process revolves around four groups: the Investment Strategy Group, the Top-down Strategy Team, the Bottom-up Strategy Team and the Portfolio Teams.

•	These teams strive to maximize risk-adjusted returns by de-emphasizing interest rate anticipation and focusing on security selection and sector allocation.

•	As of September 30, 2009, the team managed approximately $252.7 billion in municipal and taxable fixed-income assets for retail, institutional and high net worth clients.

Years
		Primarily	Five Year
Name and Title	Fund Responsibility	Responsible	Employment History
Thomas D. Teles Managing Director, Global Head of Securitized and Government Investments	Portfolio Manager— U.S. Mortgages	Since 2003	Mr. Teles is the Global Head of Securitized and Government Investments, and a member of the Fixed Income Strategy Group and Cross-Sector Strategy team. Mr. Teles joined the Investment Adviser in 2000, and prior to that, he worked for three years as a mortgage trader and in the research department for Goldman Sachs.

Years
		Primarily	Five Year
Name and Title	Fund Responsibility	Responsible	Employment History
James Cielinski, CFA Managing Director, Head of Investment Grade Credit	Portfolio Manager— Investment Grade Credit	Since 2003	Mr. Cielinski is the Head of the Investment Grade Credit team and a member of the Fixed Income Strategy Group. Mr. Cielinski joined the Investment Adviser in 1998 as a portfolio manager.

Rob Cignarella, CFA Managing Director, Co-Head of High Yield & Bank Loans	Portfolio Manager— High Yield	Since 2003	Mr. Cignarella is a Co-Head of the High Yield and Bank Loans team. Mr. Cignarella joined the Investment Adviser in 1998 as a high yield credit research analyst.

Rachel C. Golder Managing Director, Co-Head of High Yield & Bank Loans; Co-Head of Global Credit Research	Portfolio Manager— High Yield	Since 2009	Ms. Golder is a Co-Head of the High Yield and Bank Loans team and Co-Head of Global Credit Research. Ms. Golder joined the Investment Adviser in 1997 as a founder of the Investment Adviser’s High Yield team.

Roberta M. Goss Managing Director, Co-Head High Yield & Bank Loans	Portfolio Manager— High Yield	Since 2009	Ms. Goss is a Co-Head of the High Yield and Bank Loans team. In 2004, she became the Head of Bank Loans. Ms. Goss joined the Investment Adviser in 2003 as a member of the High Yield team.

Samuel Finkelstein Managing Director, Global Head of Macro Strategies	Portfolio Manager— Emerging Markets Debt Local Emerging Markets Debt	Since 2003 2008	Mr. Finkelstein is the Global Head of Macro Strategies, and a member of the Fixed Income Strategy Group and Cross-Sector Strategy team. Prior to joining the emerging markets debt team in 2000, he worked in the fixed income risk and strategy group where he constructed portfolios and monitored risk exposure. Mr. Finkelstein joined the Investment Adviser in 1997.

Peter D. Dion, CFA Vice President	Portfolio Manager— U.S. Mortgages	Since 2003	Mr. Dion is a portfolio manager on the Securitized team. Mr. Dion became a portfolio manager in 1995 and joined the Investment Adviser in 1992.

Years
		Primarily	Five Year
Name and Title	Fund Responsibility	Responsible	Employment History
Christopher J. Creed Vice President	Portfolio Manager— U.S. Mortgages	Since 2009	Mr. Creed joined the Investment Adviser in 2008 as a member of the Securitized team. He specializes in residential mortgage-backed securities. Prior to joining the Investment Adviser, he was a mortgage trader for eight years in the Securities Division of Goldman Sachs where he traded Agency and Non-Agency CMOs, Mortgage Derivatives, ABS/MBS CDOs and Student Loans.

Jonathan Beinner and Andrew Wilson co-head GSAM Global Fixed Income and Liquidity Management. Jonathan Beinner serves as the Chief Investment Officer. They are responsible for high-level decisions pertaining to portfolios across multiple strategies. The Fixed Income Portfolio Management Team is organized into a series of specialist teams which focus on generating and implementing investment ideas within their area of expertise. Both top-down and bottom-up decisions are made by these small strategy teams, rather than by one portfolio manager or committee. Ultimate accountability for the portfolio resides with the lead portfolio managers, who set the long-term risk budget and oversee the portfolio construction process.

For more information about the portfolio managers’ compensation, other accounts managed by the portfolio managers and the portfolio managers’ ownership of securities in the Funds, see the SAI.

Effective January 13, 2010, the following replaces the “Fixed Income Portfolio Management Team” section in its entirety in the “Service Providers—Fund Managers” section of each of the Prospectuses for the Service, Class IR and Class R Shares:

Fixed Income Portfolio Management Team

•	The investment process revolves around four groups: the Investment Strategy Group, the Top-down Strategy Team, the Bottom-up Strategy Team and the Portfolio Teams.

•	These teams strive to maximize risk-adjusted returns by de-emphasizing interest rate anticipation and focusing on security selection and sector allocation.

•	As of September 30, 2009, the team managed approximately $252.7 billion in municipal and taxable fixed-income assets for retail, institutional and high net worth clients.

Years
		Primarily	Five Year
Name and Title	Fund Responsibility	Responsible	Employment History

Rob Cignarella, CFA Managing Director and Co-Head of High Yield & Bank Loans	Portfolio Manager— High Yield	Since 2003	Mr. Cignarella is a Co-Head of the High Yield and Bank Loans team. Mr. Cignarella joined the Investment Adviser in 1998 as a high yield credit research analyst.

Rachel C. Golder Managing Director Co-Head of High Yield & Bank Loans; Co-Head of Global Credit Research	Portfolio Manager— High Yield	Since 2009	Ms. Golder is a Co-Head of the High Yield and Bank Loans team and Co-Head of Global Credit Research. Ms. Golder joined the Investment Adviser in 1997 as a founder of Investment Adviser’s High Yield team.

Roberta M. Goss Managing Director Co-Head High Yield & Bank Loans	Portfolio Manager— High Yield	Since 2009	Ms. Goss is a Co-Head of the High Yield and Bank Loans team. In 2004, she became the Head of Bank Loans. Ms. Goss joined the Investment Adviser in 2003 as a member of the High Yield team.

Jonathan Beinner and Andrew Wilson co-head GSAM Global Fixed Income and Liquidity Management. Jonathan Beinner serves as the Chief Investment Officer. They are responsible for high-level decisions pertaining to portfolios across multiple strategies. The Fixed Income Portfolio Management Team is organized into a series of specialist teams which focus on generating and implementing investment ideas within their area of expertise. Both top-down and bottom-up decisions are made by these small strategy teams, rather than by one portfolio manager or committee. Ultimate accountability for the portfolio resides with the lead portfolio managers, who set the long-term risk budget and oversee the portfolio construction process.

For more information about the portfolio managers’ compensation, other accounts managed by the portfolio managers and the portfolio managers’ ownership of securities in the Funds, see the SAI.

Effective January 13, 2010, the following replaces the “Fixed Income Portfolio Management Team” section in its entirety in the “Service Providers—Fund Managers” section of the Prospectus for the Separate Account Institutional Shares:

Fixed Income Portfolio Management Team

•	The investment process revolves around four groups: the Investment Strategy Group, the Top-down Strategy Team, the Bottom-up Strategy Team and the Portfolio Teams.

•	These teams strive to maximize risk-adjusted returns by de-emphasizing interest rate anticipation and focusing on security selection and sector allocation.

•	As of September 30, 2009, the team managed approximately $252.7 billion in municipal and taxable fixed-income assets for retail, institutional and high net worth clients.

Years
		Primarily	Five Year
Name and Title	Fund Responsibility	Responsible	Employment History

Thomas D. Teles Managing Director, Global Head of Securitized and Government Investments	Portfolio Manager— U.S. Mortgages	Since 2003	Mr. Teles is the Global Head of Securitized and Government Investments, and a member of the Fixed Income Strategy Group and Cross-Sector Strategy team. Mr. Teles joined the Investment Adviser in 2000, and prior to that, he worked for three years as a mortgage trader and in the research department for Goldman Sachs.

James Cielinski, CFA Managing Director, Head of Investment Grade Credit	Portfolio Manager— Investment Grade Credit	Since 2003	Mr. Cielinski is the Head of the Investment Grade Credit team and a member of the Fixed Income Strategy Group. Mr. Cielinski joined the Investment Adviser in 1998 as a portfolio manager.

Peter D. Dion, CFA Vice President	Portfolio Manager— U.S. Mortgages	Since 2003	Mr. Dion is a portfolio manager on the Securitized team. Mr. Dion became a portfolio manager in 1995 and joined the Investment Adviser in 1992.

Christopher J. Creed Vice President	Portfolio Manager— U.S. Mortgages	Since 2009	Mr. Creed joined the Investment Adviser in 2008 as a member of the Securitized team. He specializes in residential mortgage-backed securities. Prior to joining the Investment Adviser, he was a mortgage trader for eight years in the Securities Division of Goldman Sachs where he traded Agency and Non-Agency CMOs, Mortgage Derivatives, ABS/MBS CDOs and Student Loans.

Jonathan Beinner and Andrew Wilson co-head GSAM Global Fixed Income and Liquidity Management. Jonathan Beinner serves as the Chief Investment Officer. They are responsible for high-level decisions pertaining to portfolios across multiple strategies. The Fixed Income Portfolio Management Team is organized into a series of specialist teams which focus on generating and implementing investment ideas within their area of expertise. Both top-down and bottom-up decisions are made by these small strategy teams, rather than by one portfolio manager or committee. Ultimate accountability for the portfolio resides with the lead portfolio managers, who set the long-term risk budget and oversee the portfolio construction process.

For more information about the portfolio managers’ compensation, other accounts managed by the portfolio managers and the portfolio managers’ ownership of securities in the Funds, see the SAI.

This Supplement should be retained with your Prospectus for future reference.

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